Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments 2020	$ 22,930
Future Minimum Lease Payments 2021	10,743
Future Minimum Lease Payments 2022
Future Minimum Lease Payments 2023
Future Minimum Lease Payments 2024
Future Minimum Lease Payments 2025
Future Minimum Lease Payments Thereafter
Future Minimum Lease Payments Total	33,673
Future Interest Payments 2020	1,070
Future Interest Payments 2021	1,257
Future Interest Payments 2022
Future Interest Payments 2023
Future Interest Payments 2024
Future Interest Payments 2025
Future Interest Payments Thereafter
Future Interest Payments Total	2,327
2020	24,000
2021	12,000
2022
2023
2024
2025
Thereafter
Total	36,000
2020	23,201
2021	18,560
2022	2,780
2023	2,291
2024	2,292
2025	2,296
Thereafter	1,629
Total	$ 53,049